BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT POLICIES (Details Narrative) - USD ($)	3 Months Ended
	Nov. 30, 2024	Nov. 30, 2023	Aug. 31, 2024
Property, Plant and Equipment [Line Items]
Revenues from mining	$ 483,683	$ 329,723
Revenue from hosting	0	11,864
Revenue from the sale of mining equipment	717,147	169,721
Cash equivalents	797,310		$ 499,270
Crypto asset realized and unrealized gain	0	0
Change in the fair value of cryptocurrency	85,216	$ (0)
Prepaid expenses	33,575		675,000
Customer advances	0		703,500
Fixed asset not in service	4,124,565		$ 3,071,565
Mining Equipment [Member]
Property, Plant and Equipment [Line Items]
Impairment charges	$ 0